U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 3, 2013

Via Edgar Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Mairs & Power Funds Trust (the “Trust”) File Nos.: 333-174574 and 811-22563

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies on behalf of its series, the Mairs & Power Growth Fund, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund, (the “Funds”), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) on behalf of the Funds would not have differed from that contained in Post-Effective Amendment No. 6 which was filed electronically on April 30, 2013.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC